Reserves for Losses and Loss Adjustment Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Insurance [Abstract]
Schedule of Liability for Unpaid Claims and Claims Adjustment Expense
The following table presents a reconciliation of reserves for losses and loss adjustment expenses for the years ended December 31, 2025, 2024 and 2023:

	2025	2024	2023
Reserves for losses and loss adjustment expenses, beginning of year	$3,134.3	$2,448.9	$2,045.2
Reinsurance recoverable on reserves for losses and loss adjustment expenses	(1,255.6)	(1,108.6)	(976.1)
Net reserves for losses and loss adjustment expenses, beginning of year	1,878.7	1,340.3	1,069.1
Net losses and loss adjustment expenses incurred in respect of losses occurring in:
Current year	1,092.8	1,031.2	761.7
Prior years	(3.0)	124.6	(62.9)
Total incurred	1,089.8	1,155.8	698.8
Net losses and loss adjustment expenses paid in respect of losses occurring in:
Current year	(268.5)	(188.4)	(110.1)
Prior years	(1,314.2)	(406.8)	(329.4)
Total paid	(1,582.7)	(595.2)	(439.5)
Foreign exchange	25.7	(22.2)	11.9
Net reserves for losses and loss adjustment expenses, end of year	1,411.5	1,878.7	1,340.3
Reinsurance recoverable on reserves for losses and loss adjustment expenses	1,195.6	1,255.6	1,108.6
Reserves for losses and loss adjustment expenses, end of year	$2,607.1	$3,134.3	$2,448.9
The table below reconciles the loss development information to the Group’s reserves for losses and loss adjustment expenses at December 31, 2025 and 2024:

	2025	2024
Reserves for losses and loss adjustment expenses, net of reinsurance
Insurance	$1,147.2	$1,611.8
Reinsurance	238.6	237.6
Total reserves for losses and loss adjustment expenses, net of reinsurance	1,385.8	1,849.4
Reinsurance recoverable on reserves for losses and loss adjustment expenses
Insurance	939.2	879.5
Reinsurance	256.4	376.1
Total reinsurance recoverable on reserves for losses and loss adjustment expenses	1,195.6	1,255.6
Unallocated loss adjustment expenses	25.7	29.3
Total gross reserves for losses and loss adjustment expenses	$2,607.1	$3,134.3

Schedule of Short-Duration Insurance Contracts, Claims Development
Insurance

Incurred losses and loss adjustment expenses – net of reinsurance
Accident Year	2016	2017	2018	2019	2020	2021	2022	2023	2024	2025	Total of IBNR plus expected development on reported losses
	<-------------------------------------------------------------------- Unaudited ------------------------------------------------------------->
2016	$19.2	$11.2	$9.4	$8.4	$7.0	$4.3	$3.8	$4.0	$3.7	$3.7	$0.1
2017		24.5	16.9	12.7	11.6	11.2	9.9	9.4	9.6	10.3	1.0
2018			45.0	37.7	31.6	30.0	28.1	20.9	18.7	20.2	(9.7)
2019				68.8	50.3	57.7	61.7	73.1	68.0	68.4	1.6
2020					161.8	121.9	130.8	127.5	130.1	122.3	(61.1)
2021						310.3	260.9	279.6	262.0	266.2	(2.0)
2022							678.4	660.5	1,027.8	1,358.1	(69.6)
2023								674.6	504.5	505.0	32.1
2024									907.5	655.3	139.9
2025										921.8	547.8
Total										$3,931.3	$580.1

Cumulative paid losses and loss adjustment expenses - net of reinsurance
Accident Year	2016	2017	2018	2019	2020	2021	2022	2023	2024	2025
	<-------------------------------------------------------------------- Unaudited ------------------------------------------------------------->
2016	$—	$2.9	$3.8	$4.0	$4.1	$3.7	$3.6	$3.6	$3.6	$3.6
2017		—	2.4	4.2	6.1	7.9	7.6	7.4	7.5	7.8
2018			0.5	5.8	13.0	21.5	20.9	24.6	26.6	27.6
2019				7.1	23.2	24.3	36.6	49.2	59.0	60.2
2020					26.6	212.3	216.2	168.0	164.7	173.9
2021						44.6	123.5	188.1	213.7	241.0
2022							61.9	218.8	412.7	1,376.8
2023								89.5	260.2	380.7
2024									158.5	306.3
2025										209.5

Total										2,787.4
Reserve FX										3.3
ULAE										20.8
Liabilities for losses and loss adjustment expenses, net of reinsurance										$1,168.0
Reinsurance

Incurred losses and loss adjustment expenses – net of reinsurance
Accident Year	2016	2017	2018	2019	2020	2021	2022	2023	2024	2025	Total of IBNR plus expected development on reported losses
	<-------------------------------------------------------------------- Unaudited ------------------------------------------------------------->
2016	$74.1	$61.3	$54.0	$48.7	$45.0	$41.1	$40.9	$33.0	$33.1	$33.2	$0.1
2017		87.1	58.7	51.6	55.6	53.0	55.4	50.8	47.4	45.4	3.9
2018			81.8	90.8	92.6	91.2	84.3	68.6	64.9	63.6	(1.0)
2019				46.4	47.4	47.1	48.5	39.9	38.1	37.3	1.6
2020					193.0	226.7	245.3	241.6	245.8	237.9	8.8
2021						369.7	401.5	399.0	383.1	366.4	15.1
2022							176.4	150.4	147.8	149.6	24.1
2023								89.7	52.0	52.0	3.9
2024									121.7	67.9	13.9
2025										175.3	80.6
Total										$1,228.6	$151.0

Cumulative paid losses and loss adjustment expenses - net of reinsurance
Accident Year	2016	2017	2018	2019	2020	2021	2022	2023	2024	2025
	<-------------------------------------------------------------------- Unaudited ------------------------------------------------------------->
2016	$2.1	$12.0	$20.2	$21.6	$21.8	$22.5	$22.7	$22.9	$33.0	$33.0
2017		26.5	45.0	47.0	52.3	52.7	34.8	38.0	38.5	39.6
2018			23.8	18.9	42.7	55.2	68.3	63.9	63.0	63.4
2019				3.0	35.8	37.4	36.3	34.8	34.5	35.3
2020					56.5	140.2	172.8	195.1	200.4	223.6
2021						164.7	305.9	370.7	353.1	349.3
2022							21.9	79.9	94.0	98.6
2023								22.6	36.5	41.5
2024									32.1	43.6
2025										59.0

										986.9
Reserve FX										(3.1)
ULAE										4.9
Liabilities for losses and loss adjustment expenses, net of reinsurance										$243.5

Schedule of Short-Duration Insurance Contracts, Schedule of Historical Claims Duration
The following table presents the Group’s historical average annual percentage payout of losses and loss adjustment expenses incurred, net of reinsurance by age at December 31, 2025:

	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7
	<------------------------------------------------------------- Unaudited -------------------------------------------------------------->
Insurance	15%	25%	17%	52%	8%	10%	3%
Reinsurance	34%	35%	15%	3%	2%	—%	2%